Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment

	December 31
	2022	2023
	US$	US$
Cost:
Land	68,243	67,640
Buildings	29,314	28,668
Machinery and equipment	56,995	61,997
Furniture and fixtures	8,737	9,104
Leasehold and buildings improvement	9,057	8,360
Software	45,333	56,241

Total	217,679	232,010

Accumulated depreciation:
Buildings	6,356	6,544
Machinery and equipment	36,283	41,906
Furniture and fixtures	6,333	6,532
Leasehold and buildings improvement	7,689	6,029
Software	41,503	51,643

	98,164	112,654
Prepayment and construction in progress	19,919	48,061

	139,434	167,417